Note 9 - Noncontrolling Interest - BioLargo Energy Technologies, Inc. (BETI) (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2023
Proceeds from Issuance of Common Stock	$ 2,027,000	$ 594,000
BioLargo Energy Technologies, Inc (BETI) [Member]
Stock Issued During Period, Shares, New Issues (in shares)	114,865	20,000
Proceeds from Issuance of Common Stock	$ 425,000	$ 50,000
Stock Conversion, Discount on Volume Weighted Average Price	20.00%
Shares, Outstanding (in shares)	9,605,826
Shares, Issued (in shares)	9,605,826
BioLargo Energy Technologies, Inc (BETI) [Member]
Investment Owned, Balance, Shares (in shares)	9,095,000		9,000,000